Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES
15.	INCOME TAXES

The Company is incorporated in Ontario, Canada and is subject to income taxes at a combined federal and provincial statutory rate as at December 31, 2025 and 2024 of 26.5%. The tax on the Company’s net income (loss) before tax differs from the amount that would arise using the tax rate applicable to the Company as follows:

As at	December 31, 2025	December 31, 2024
		$
Net loss before income taxes	(49,858,355)	(26,948,922)

Expected income tax recovery	(13,212,464)	(7,141,464)
Foreign tax rates differences	7,148	(226,755)
Non-deductible items	3,994,940	1,115,325
Adjustments in respect of prior years	1,335	142,541
	(9,209,041)	(6,110,353)
Change in unrecognised deferred tax assets	9,209,041	6,110,353
Income tax expense (recovery)	–	–

The Company and its subsidiaries have not generated any taxable profit in 2025 and 2024. As the Company is in the exploration stage, it is not probable that any tax benefit from available tax losses and tax assets will be realized in the future and therefore, the Company has not recognized their effect in the consolidated statements as at December 31, 2025 and 2024.

Tax losses and tax assets available in Canada and Colombia to reduce income taxes payable in the future, for which the effect has not been recognized in the consolidated financial statements as at December 31, 2025 are as follows:

As at	December 31, 2025	Expiry Date	December 31, 2024	Expiry Date
	$		$
Tax loss – Colombia	25,850,353	2026-2037	13,020,087	2025-2036
Intangibles – Colombia	66,821,572	2026-2035	36,669,901	2025-2034
Fixed assets and others – Colombia	8,975,060	2026-2035	609,182	2025-2034
Tax loss – Canada	16,231,905	2026-2045	12,153,714	2025-2044
Transaction costs - Canada	177,195	No expiry	177,233	No expiry
Financing costs – Canada	6,262,873	No expiry	3,655,706	No expiry

Underlying tax losses and tax assets in Colombia are denominated in Colombian pesos.